Feb. 01, 2017

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated December 4, 2017 to the

Prospectus dated February 1, 2017 and the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplement dated December 1, 2017.

Effective on or about December 15, 2017, J. P. Morgan Investment Management Inc. (“J.P. Morgan”) will be removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus will, therefore, be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE